Consolidated Statements of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in-Capital	(Accumulated Deficit)/ Retained Earnings	Accumulated Other Comprehensive (Loss)/Income
Beginning balance (in shares) at Jun. 28, 2014		274.4
Beginning balance at Jun. 28, 2014	$ 2,420.6	$ 2.7	$ 2,646.1	$ (219.5)	$ (8.7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	402.4			402.4
Other comprehensive income (loss)	(69.0)				(69.0)
Shares issued, pursuant to stock-based compensation arrangements, net of shares withheld for taxes (in shares)		2.2
Shares issued, pursuant to stock-based compensation arrangements, net of shares withheld for taxes	19.6	$ 0.1	19.5
Share-based compensation	94.4		94.4
Excess tax effect from share-based compensation	(5.6)		(5.6)
Dividends declared	(372.5)			(372.5)
Ending balance (in shares) at Jun. 27, 2015		276.6
Ending balance at Jun. 27, 2015	2,489.9	$ 2.8	2,754.4	(189.6)	(77.7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	460.5			460.5
Other comprehensive income (loss)	4.8				4.8
Shares issued, pursuant to stock-based compensation arrangements, net of shares withheld for taxes (in shares)		1.9
Shares issued, pursuant to stock-based compensation arrangements, net of shares withheld for taxes	16.4	$ 0.0	16.4
Share-based compensation	95.3		95.3
Excess tax effect from share-based compensation	(9.0)		(9.0)
Dividends declared	(375.0)			(375.0)
Ending balance (in shares) at Jul. 02, 2016		278.5
Ending balance at Jul. 02, 2016	2,682.9	$ 2.8	2,857.1	(104.1)	(72.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	591.0			591.0
Other comprehensive income (loss)	(14.0)				(14.0)
Shares issued, pursuant to stock-based compensation arrangements, net of shares withheld for taxes (in shares)		3.4
Shares issued, pursuant to stock-based compensation arrangements, net of shares withheld for taxes	48.9	$ 0.0	48.9
Share-based compensation	76.1		76.1
Excess tax effect from share-based compensation	(3.8)		(3.8)
Dividends declared	(379.2)			(379.2)
Ending balance (in shares) at Jul. 01, 2017		281.9
Ending balance at Jul. 01, 2017	$ 3,001.9	$ 2.8	$ 2,978.3	$ 107.7	$ (86.9)